UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one):     []is a restatement.
                                     [X]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Marvin & Palmer Associates, Inc.
Address:       1201 N. Market Street
               Suite 2300
               Wilmington, Delaware 19801

Form 13F File Number: 28-2633

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Karen T. Buckley
Title:         Chief Financial Officer - Principal
Phone:         (302) 573-3570

Signature, Place, and Date of Signing:

/s/  Karen T. Buckley          Wilmington, Delaware          August 2, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager

     Form 13F File Number     Name

Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     163

Form 13F Information Table Value Total:     $2,003,977
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.     Form 13F File Number     Name


           Column 1             Column 2     Column 3  Column 4       Column 5      Column 6    Column 7         Column 8
                                                                      SH/PUT/
        NAME OF ISSUER          TITLE OF                 VALUE        PRN AMT      INVESTMENT    OTHER      VOTING AUTHORITY
                                 CLASS        CUSIP    (x$1000)       PRN CALL     DISCRETION   MANAGERS  SOLE    SHARED    NONE
Cisco Systems                   Call     17275R902      $95       50,000      CALL      Sole
IShares Inc.                    Call     464286900      $395      30,000      CALL      Sole